Transactions with Related Parties - Principal Executive Office Lease (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
Related Party Transactions [Abstract]
Annual lease payment	€ 63,000	€ 86,400	$ 101